Company Financial Information - Condensed Income Statement Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Company Financial Information [Line Items]
Total revenue	$ 14,903	$ 14,479	$ 14,680
Interest (including $50, $30 and $13 to subsidiaries, respectively)	343	534	604
Provision (benefit) for income taxes	1,520	779	1,048
Net income	2,111	2,445	2,516
Preferred stock dividends	(64)	(18)	0
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,047	2,427	2,516
Parent Company
Company Financial Information [Line Items]
Gain on securities held for sale	32	11	17
Other revenue	26	47	51
Total revenue	1,439	1,148	583
Interest (including $50, $30 and $13 to subsidiaries, respectively)	245	340	282
Other expense	94	103	138
Total expense	339	443	420
Income before income taxes and equity in undistributed net income of subsidiaries	1,100	705	163
Provision (benefit) for income taxes	(93)	(83)	66
Equity in undistributed net income (loss) of subsidiaries	918	1,657	2,419
Net income	2,111	2,445	2,516
Preferred stock dividends	(64)	(18)	0
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,047	2,427	2,516
Parent Company | Bank Subsidiaries
Company Financial Information [Line Items]
Dividends from subsidiaries	1,010	645	120
Interest revenue from subsidiaries	60	120	211
Equity in undistributed net income (loss) of subsidiaries	184	936	1,781
Parent Company | Nonbank Subsidiaries
Company Financial Information [Line Items]
Dividends from subsidiaries	210	199	54
Interest revenue from subsidiaries	101	126	130
Equity in undistributed net income (loss) of subsidiaries	$ 734	$ 721	$ 638